INTANGIBLE ASSETS NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INTANGIBLE ASSETS
Amortization expense	$ 793,836	$ 239,841
Impairment charge	$ 291,980	$ 0